ETFMG Sit Ultra Short ETF
Schedule of Investments
December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 96.6%
Activities Related to Credit Intermediation - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.150%, 10/29/2023	1,000,000	$996,167
1.650%, 10/29/2024	1,000,000	998,919
1.750%, 10/29/2024	1,500,000	1,497,400
		3,492,486
Aerospace & Defense - 1.8%
L3Harris Technologies, Inc.
0.951%, (3 Month LIBOR + 0.750%), 03/10/2023 (b)	4,087,000	4,105,716

Automotive - 16.6%
American Honda Finance Corp.
0.610%, (3 Month LIBOR + 0.420%), 09/08/2023 (b)	1,771,000	1,775,848
0.401%, (3 Month LIBOR + 0.280%), 01/12/2024 (b)	2,000,000	2,002,839
BMW US Capital LLC
0.767%, (3 Month LIBOR + 0.640%), 04/06/2022 (a)(b)	1,290,000	1,291,951
0.430%, (3 Month SOFRIX + 0.380%), 08/12/2024 (a)(b)	1,000,000	1,002,236
Daimler Finance North America LLC
1.040%, (3 Month LIBOR + 0.880%), 02/22/2022 (a)(b)	2,422,000	2,424,553
F&G Global Funding
0.900%, 09/20/2024 (a)	2,700,000	2,662,058
Fairfax US, Inc.
4.875%, 08/13/2024 (a)	745,000	796,216
General Motors Financial Co., Inc.
0.810%, (3 Month SOFRIX + 0.760%), 03/08/2024 (b)	2,244,000	2,254,630
0.669%, (3 Month SOFRIX + 0.620%), 10/15/2024 (b)	1,000,000	999,629
Hyundai Capital America
2.850%, 11/01/2022 (a)	2,000,000	2,034,871
1.250%, 09/18/2023 (a)	2,564,000	2,563,204
Nationwide Mutual Insurance Co.
2.493%, (3 Month LIBOR + 2.290%), 12/15/2024 (a)(b)(c)	5,000,000	5,006,069
PPL Electric Utilities Corp.
0.470%, (3 Month LIBOR + 0.250%), 09/28/2023 (b)	3,975,000	3,965,892
0.380%, (3 Month SOFRIX + 0.330%), 06/24/2024 (b)	2,384,000	2,378,211
Principal Life Global Funding II
0.499%, (3 Month SOFRIX + 0.450%), 04/12/2024 (a)(b)	934,000	934,820
0.430%, (3 Month SOFRIX + 0.380%), 08/23/2024 (a)(b)	846,000	845,435
Toyota Motor Credit Corp.
0.310%, (3 Month SOFRIX + 0.260%), 06/18/2024 (b)	2,242,000	2,238,318
0.340%, (3 Month SOFRIX + 0.290%), 09/13/2024 (b)	3,200,000	3,191,758
		38,368,538
Banks - 24.3% (e)
Bank of America Corp.
1.124%, (3 Month LIBOR + 1.000%), 04/24/2023 (b)	500,000	501,178
0.593%, (3 Month BSBY + 0.430%), 05/28/2024 (b)	3,630,000	3,631,833
1.084%, (3 Month LIBOR + 0.960%), 07/23/2024 (b)	2,500,000	2,522,194
Bank of Montreal
0.369%, (3 Month SOFRIX + 0.320%), 07/09/2024 (b)	2,663,000	2,660,640
Bank of Nova Scotia
0.310%, (3 Month SOFRIX + 0.260%), 09/15/2023 (b)	1,595,000	1,593,323
0.445%, (3 Month SOFRIX + 0.450%), 04/15/2024 (b)	1,500,000	1,502,454
Barclays PLC
1.746%, (3 Month LIBOR + 1.625%), 01/10/2023 (b)	3,797,000	3,797,825
1.535%, (3 Month LIBOR + 1.380%), 05/16/2024 (b)	2,481,000	2,511,306
Canadian Imperial Bank of Commerce
0.390%, (3 Month SOFRIX + 0.340%), 06/22/2023 (b)	500,000	500,259
0.469%, (3 Month SOFRIX + 0.420%), 10/18/2024 (b)	1,000,000	997,598
Citizens Financial Group, Inc.
4.150%, 09/28/2022 (a)	1,115,000	1,144,290
3.750%, 07/01/2024	500,000	523,163
Commonwealth Bank of Australia
0.894%, (3 Month LIBOR + 0.680%), 09/18/2022 (a)(b)	2,539,000	2,550,473
Cooperatieve Rabobank UA
0.604%, (3 Month LIBOR + 0.480%), 01/10/2023 (b)	895,000	897,858
Credit Suisse AG
0.500%, (3 Month SOFRIX + 0.450%), 02/04/2022 (b)	1,490,000	1,490,301
Fulton Financial Corp.
3.600%, 03/16/2022	87,000	87,464
Huntington Bancshares, Inc.
4.350%, 02/04/2023	1,766,000	1,828,196
JPMorgan Chase & Co.
1.024%, (3 Month LIBOR + 0.900%), 04/25/2023 (b)	1,155,000	1,157,648
0.630%, (3 Month SOFRIX + 0.580%), 03/16/2024 (b)	1,380,000	1,382,612
1.014%, (3 Month LIBOR + 0.890%), 07/23/2024 (b)	3,648,000	3,683,887
KeyBank NA
0.370%, (3 Month SOFRIX + 0.320%), 06/14/2024 (b)	3,550,000	3,550,387
Mizuho Financial Group, Inc.
0.962%, (3 Month LIBOR + 0.840%), 07/16/2023 (b)	500,000	501,402
1.111%, (3 Month LIBOR + 0.990%), 07/10/2024 (b)	1,400,000	1,412,637
PNC Bank NA
0.635%, (3 Month LIBOR + 0.500%), 07/27/2022 (b)	2,160,000	2,163,847
Royal Bank of Canada
0.349%, (3 Month SOFRIX + 0.300%), 01/19/2024 (b)	700,000	699,394
0.410%, (3 Month SOFRIX + 0.360%), 07/29/2024 (b)	2,150,000	2,150,279
Toronto-Dominion Bank
0.400%, (3 Month SOFRIX + 0.350%), 09/10/2024 (b)	5,000,000	5,002,026
Truist Bank
0.780%, (3 Month SOFRIX + 0.730%), 03/09/2023 (b)	2,500,000	2,514,115
Truist Financial Corp.
0.864%, (3 Month LIBOR + 0.650%), 04/01/2022 (b)	1,000,000	1,000,804
US Bank NA
0.604%, (3 Month LIBOR + 0.440%), 05/23/2022 (b)	805,000	805,868
Westpac Banking Corp.
0.691%, (3 Month LIBOR + 0.570%), 01/11/2023 (b)	1,500,000	1,507,435
		56,272,696
Biotechnology - 0.9%
AbbVie, Inc.
0.810%, (3 Month LIBOR + 0.650%), 11/21/2022 (b)	2,000,000	2,007,772

Business Support Services - 0.4%
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (a)	1,000,000	1,027,615

Capital Markets - 7.0%
Bank of New York Mellon Corp.
1.179%, (3 Month LIBOR + 1.050%), 10/30/2023 (b)	910,000	916,920
0.310%, (3 Month SOFRIX + 0.260%), 04/26/2024 (b)	500,000	500,079
0.250%, (3 Month SOFRIX + 0.200%), 10/25/2024 (b)	1,648,000	1,643,095
BGC Partners, Inc.
5.375%, 07/24/2023	1,245,000	1,314,491
Charles Schwab Corp.
0.550%, (3 Month SOFRIX + 0.500%), 03/18/2024 (b)	4,600,000	4,615,735
Goldman Sachs Group, Inc.
0.550%, (3 Month SOFRIX + 0.500%), 09/10/2024 (b)	4,932,000	4,928,453
Morgan Stanley
1.364%, (3 Month LIBOR + 1.220%), 05/08/2024 (b)	2,242,000	2,268,917
		16,187,690
Chemicals - 0.6%
Cabot Corp.
3.700%, 07/15/2022	1,370,000	1,391,678

Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.9%
John Deere Capital Corp.
0.250%, (3 Month SOFRIX + 0.200%), 10/11/2024 (b)	1,000,000	998,727
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.450%, 07/01/2024 (a)	2,200,000	2,307,118
Triton Container International, Ltd.
1.150%, 06/07/2024 (a)	3,550,000	3,501,980
		6,807,825

Communications Equipment - 0.3%
Motorola Solutions, Inc.
4.000%, 09/01/2024	580,000	618,256

Consumer Finance - 1.1%
Capital One Financial Corp.
0.849%, (3 Month LIBOR + 0.720%), 01/30/2023 (b)	2,506,000	2,513,182

Containers & Packaging - 0.2%
WestRock RKT LLC
4.000%, 03/01/2023	500,000	513,584

Diversified Financial Services - 0.6%
Jackson Financial, Inc.
1.125%, 11/22/2023 (a)	500,000	499,334
National Rural Utilities Cooperative Finance Corp.
0.065%, (3 Month LIBOR + 0.700%), 02/16/2023 (b)	967,000	965,239
		1,464,573
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
1.381%, (3 Month LIBOR + 1.180%), 06/12/2024 (b)	1,443,000	1,461,855

Electric Utilities - 0.5%
American Electric Power Co., Inc.
0.750%, 11/01/2023	1,115,000	1,107,935

Equity Real Estate Investment Trusts (REITs) - 1.5%
Public Storage
0.520%, (3 Month SOFRIX + 0.470%), 04/23/2024 (b)	3,596,000	3,592,698

Food Products - 3.0%
Conagra Brands, Inc.
0.500%, 08/11/2023	700,000	694,315
General Mills, Inc.
1.132%, (3 Month LIBOR + 1.010%), 10/17/2023 (b)	4,729,000	4,793,165
Hormel Foods Corp.
0.650%, 06/03/2024	1,536,000	1,525,161
		7,012,641
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.
0.490%, (3 Month SOFRIX + 0.440%), 11/29/2024 (a)(b)	2,719,000	2,717,009
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/2024	1,000,000	998,002
		3,715,011
Health Care Providers & Services - 0.9%
Cigna Corp.
1.014%, (3 Month LIBOR + 0.890%), 07/15/2023 (b)	2,020,000	2,039,383

Hotels, Restaurants & Leisure - 0.7%
Expedia Group, Inc.
3.600%, 12/15/2023	1,500,000	1,559,469

Insurance - 7.8%
Allstate Corp.
0.850%, (3 Month LIBOR + 0.630%), 03/29/2023 (b)	3,393,000	3,404,359
Athene Global Funding
1.444%, (3 Month LIBOR + 1.230%), 07/01/2022 (a)(b)	200,000	201,087
Brighthouse Financial Global Funding
1.000%, 04/12/2024 (a)	2,250,000	2,232,281
0.809%, (3 Month SOFRIX + 0.760%), 04/12/2024 (a)(b)	3,693,000	3,712,975
Finial Holdings, Inc.
7.125%, 10/15/2023	1,415,000	1,562,611
Infinity Property and Casualty Corp.
5.000%, 09/19/2022	1,010,000	1,037,463
Jackson National Life Global Funding
0.649%, (3 Month SOFRIX + 0.600%), 01/06/2023 (a)(b)	2,000,000	2,006,004
Metropolitan Life Global Funding I
0.619%, (3 Month SOFRIX + 0.570%), 01/13/2023 (a)(b)	2,000,000	2,008,346
Metropolitan Life Insurance Co.
7.875%, 02/15/2024 (a)	1,695,000	1,922,079
		18,087,205
Insurance Carriers - 1.1%
John Hancock Life Insurance Co.
7.375%, 02/15/2024 (a)	495,000	555,880
Pacific Life Insurance Co. - Class C
7.900%, 12/30/2023 (a)	1,700,000	1,919,931
		2,475,811
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.
0.439%, (3 Month SOFRIX + 0.390%), 10/18/2023 (b)	815,000	814,410
0.579%, (3 Month SOFRIX + 0.530%), 10/18/2024 (b)	1,250,000	1,251,894
		2,066,304
Machinery - 1.2%
Otis Worldwide Corp.
0.583%, (3 Month LIBOR + 0.450%), 04/05/2023 (b)	2,720,000	2,720,088

Motion Picture and Video Industries - 0.8%
Historic TW, Inc.
9.150%, 02/01/2023	1,650,000	1,780,053

Multi-Utilities - 7.1%
CenterPoint Energy, Inc.
0.700%, (3 Month SOFRIX + 0.650%), 05/13/2024 (b)	4,106,000	4,107,284
CenterPoint Energy Resources Corp.
0.673%, (3 Month LIBOR + 0.500%), 03/02/2023 (b)	2,913,000	2,907,027
Dominion Energy, Inc.
0.733%, (3 Month LIBOR + 0.530%), 09/15/2023 (b)	5,538,000	5,535,417
Duke Energy Florida Project Finance LLC
1.731%, 09/01/2022	102,188	102,494
Florida Power & Light Co.
0.300%, (3 Month SOFRIX + 0.250%), 05/10/2023 (b)	3,911,000	3,900,469
		16,552,691
Nondepository Credit Intermediation - 1.5%
7-Eleven, Inc.
0.800%, 02/10/2024 (a)	3,505,000	3,467,180

Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC
0.864%, (3 Month LIBOR + 0.650%), 09/19/2022 (b)	315,000	316,030
Kinder Morgan, Inc.
1.404%, (3 Month LIBOR + 1.280%), 01/15/2023 (b)	2,588,000	2,610,020
		2,926,050
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.9%
Bayer US Finance II LLC
3.875%, 12/15/2023 (a)	2,000,000	2,091,217

Pharmaceuticals - 1.8%
AstraZeneca PLC
0.665%, (3 Month LIBOR + 0.660%), 08/17/2023 (b)	3,165,000	3,187,016
Pfizer, Inc.
0.533%, (3 Month LIBOR + 0.330%), 09/15/2023 (b)	877,000	879,508
		4,066,524
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.
0.300%, (3 Month SOFRIX + 0.250%), 10/01/2024 (b)	2,188,000	2,191,030
NVIDIA Corp.
0.584%, 06/14/2024	2,000,000	1,982,788
QUALCOMM, Inc.
0.859%, (3 Month LIBOR + 0.730%), 01/30/2023 (b)	1,267,000	1,274,722
		5,448,540

Trading Companies & Distributors - 0.6%
Air Lease Corp.
0.800%, 08/18/2024	1,040,000	1,019,616
SMBC Aviation Capital Finance DAC
3.550%, 04/15/2024 (a)	395,000	412,681
		1,432,297
Utilities - 2.3%
Entergy Louisiana LLC
0.950%, 10/01/2024	5,336,000	5,281,635
TOTAL CORPORATE BONDS (Cost $224,091,134)		223,656,198

SHORT-TERM INVESTMENTS - 1.1%
First American Government Obligations Fund - Class X, 0.03% (d)	2,537,393	2,537,393
TOTAL SHORT-TERM INVESTMENTS (Cost $2,537,393)		2,537,393

MUNICIPAL BONDS - 1.9%
City of Moline IL
2.130%, 12/01/2022	100,000	101,401
City of Oakland CA
4.000%, 12/15/2022	700,000	722,758
Colorado Bridge Enterprise
0.923%, 12/31/2023	2,000,000	1,993,822
Homewood Educational Building Authority
2.000%, 12/01/2023	620,000	631,861
Indiana Finance Authority
0.955%, 03/01/2024	450,000	447,487
Kentucky Housing Corp.
0.800%, 01/01/2024	350,000	347,793
North Springs Improvement District
1.000%, 05/01/2023	215,000	215,347
TOTAL MUNICIPAL BONDS (Cost $4,477,276)		4,460,469

U.S. GOVERNMENT NOTES/BONDS - 0.8%
United States Treasury Inflation Indexed Bonds
0.500%, 04/15/2024	1,645,005	1,754,036
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $1,760,601)		1,754,036

Total Investments (Cost $232,866,404) - 100.4%		232,408,096
Liabilities in Excess of Other Assets - (0.4)%		(845,163)
TOTAL NET ASSETS - 100.0%		$231,562,933

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2021, the market value of these securities total $53,838,893

(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2021.
(c)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2021.
(d) The rate shown is the annualized seven-day yield at period end.
(e)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the Banking Industry.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

VALT
Assets^	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$223,656,198	$-	$223,656,198
Municipal Bonds	-	4,460,469	-	4,460,469
U.S. Government Notes/Bonds	-	1,754,036	-	1,754,036
Short-Term Investments	2,537,393	-	-	2,537,393
Total Investments in Securities	$2,537,393	$229,870,703	$-	$232,408,096

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.